JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-52.06%
	Communication Services-4.00%
6,000	Alphabet, Inc., Class A*	$12,375,120
127,404	Comcast Corp., Class A	6,893,830
13,700	Facebook, Inc., Class A*	4,035,061
11,630	T-Mobile US, Inc.*	1,457,123
		24,761,134

	Consumer Discretionary-5.43%
15,000	Deckers Outdoor Corp.*	4,956,300
26,000	Helen of Troy, Ltd.*	5,477,160
16,930	Home Depot, Inc.	5,167,882
20,000	Invesco Dynamic Leisure and Entertainment ETF	919,400
10,000	LGI Homes, Inc.*	1,493,100
30,000	McDonald's Corp.	6,724,200
30,880	Proshares Online Retail ETF	2,422,536
20,540	Target Corp.	4,068,358
37,500	TJX Cos., Inc.	2,480,625
		33,709,561

	Consumer Staples-2.21%
62,500	Central Garden & Pet Co., Class A*	3,243,125
30,000	Procter & Gamble Co.	4,062,900
47,000	Walmart, Inc.	6,384,010
		13,690,035

	Energy-3.13%
58,900	Chevron Corp.	6,172,131
37,000	Pioneer Natural Resources Co.	5,876,340
20,000	Renewable Energy Group, Inc.*	1,320,800
84,000	Valero Energy Corp.	6,014,400
		19,383,671

	Exchange Traded Funds-6.64%
457,836	iShares® Gold Trust*	7,444,413
50,330	iShares® Russell 2000® ETF	11,119,910
45,000	iShares® Russell 2000 Value ETF	7,176,150
140,000	Schwab Emerging Markets Equity ETF	4,449,200
85,000	Vanguard® FTSE All-World ex-US ETF	5,157,800
35,000	Vanguard® Small-Cap Value ETF	5,796,350
		41,143,823

	Financials-6.13%
12,000	Arthur J Gallagher & Co.	1,497,240
4,000	BlackRock, Inc.	3,015,840
75,000	Enova International, Inc.*	2,661,000
100,000	Fifth Third Bancorp	3,745,000
83,070	JPMorgan Chase & Co.	12,645,746
42,534	LPL Financial Holdings, Inc.	6,046,633
17,630	Nelnet, Inc., Class A	1,282,406
170,250	Regions Financial Corp.	3,517,365
7,111	SVB Financial Group*	3,510,416
		37,921,646

	Health Care-5.57%
40,003	Abbott Laboratories	4,793,960
15,000	AbbVie, Inc.	1,623,300
65,000	AstraZeneca PLC, Sponsored ADR	3,231,800

Shares or Principal Amount		Value
	Health Care (continued)
10,000	Danaher Corp.	$2,250,800
21,455	Eli Lilly & Co.	4,008,223
21,170	Johnson & Johnson	3,479,290
40,000	Pfizer, Inc.	1,449,200
15,000	ResMed, Inc.	2,910,300
20,000	Simulations Plus, Inc.	1,264,800
7,000	Thermo Fisher Scientific, Inc.	3,194,660
11,780	UnitedHealth Group, Inc.	4,382,985
12,500	Zoetis, Inc.	1,968,500
		34,557,818

	Industrials-5.72%
28,500	AGCO Corp.	4,094,025
17,352	Caterpillar, Inc.	4,023,408
8,500	Deere & Co.	3,180,190
27,300	Eaton Corp. PLC	3,775,044
10,000	FedEx Corp.	2,840,400
10,000	Generac Holdings, Inc.*	3,274,500
37,414	MasTec, Inc.*	3,505,692
65,000	Schneider Electric SE, ADR	1,977,300
13,500	Union Pacific Corp.	2,975,535
17,500	United Rentals, Inc.*	5,762,925
		35,409,019

	Information Technology-9.44%
77,500	Apple, Inc.	9,466,625
8,500	ASML Holding NV	5,247,560
47,500	Insight Enterprises, Inc.*	4,532,450
7,211	Lam Research Corp.	4,292,276
12,500	Mastercard, Inc., Class A	4,450,625
50,000	Microsoft Corp.	11,788,500
20,000	Nova Measuring Instruments, Ltd.*	1,820,200
5,800	NVIDIA Corp.	3,096,794
21,000	PayPal Holdings, Inc.*	5,099,640
45,103	SYNNEX Corp.	5,179,629
30,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,548,400
		58,522,699

	Materials-1.89%
23,000	Avery Dennison Corp.	4,223,950
27,745	Celanese Corp.	4,156,478
47,572	James Hardie Industries PLC, ADR	1,454,752
42,500	Sealed Air Corp.	1,947,350
		11,782,530

	Real Estate-0.58%
9,773	CBRE Group, Inc., Class A*	773,142
27,000	Prologis, Inc., REIT	2,862,000
		3,635,142

	Utilities-1.32%
23,500	American Water Works Co., Inc.	3,523,120
10,000	Invesco WilderHill Clean Energy ETF	983,900
48,540	NextEra Energy, Inc.	3,670,109
		8,177,129

TOTAL COMMON STOCKS
(Cost $237,666,960)		322,694,207

Shares or Principal Amount		Value
CORPORATE BONDS-11.64%
	Communication Services-0.17%
$1,000,000	AT&T, Inc., 2.950%, 7/15/26	$1,076,072

	Consumer Discretionary-2.34%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,119,339
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,203,526
785,000	McDonald's Corp., 5.700%, 2/1/39	1,027,688
1,000,000	Ross Stores, Inc., 4.700%, 4/15/27	1,138,132
2,000,000	Starbucks Corp., 2.550%, 11/15/30	2,003,966
		14,492,651
	Consumer Staples-0.42%
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,623,098

	Exchange Traded Funds-0.98%
25,000	iShares® Convertible Bond ETF	2,455,500
25,000	iShares® Trust 5-10 Year Investment Grade Corporate Bond ETF	1,480,750
25,000	SPDR® Bloomberg Barclays Convertible Securities ETF	2,083,750
		6,020,000
	Financials-2.34%
1,000,000	Bank of America Corp., 3M US L + 0.79%, 12/20/23(a)	1,040,045
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,206,028
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	2,179,445
1,000,000	Discover Financial Services, 3.850%, 11/21/22	1,050,743
1,000,000	Goldman Sachs Group, Inc., 3.500%, 4/1/25	1,083,413
1,000,000	Wells Fargo & Co., 2.000%, 5/15/25	987,187
		14,546,861
	Health Care-0.76%
5,000,000	Johnson & Johnson, 1.300%, 9/1/30	4,700,540

	Industrials-0.89%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,650,150
1,000,000	General Electric Co., 2.700%, 10/9/22	1,034,053
2,000,000	General Electric Co., 6.875%, 1/10/39	2,812,717
		5,496,920
	Information Technology-3.74%
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,588,224
2,000,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	1,832,257
5,000,000	Intel Corp., 3.300%, 10/1/21	5,073,726
5,000,000	Intel Corp., 2.875%, 5/11/24	5,336,706
1,700,000	Microsoft Corp., 5.200%, 6/1/39	2,244,849
5,000,000	Oracle Corp., 2.500%, 5/15/22	5,097,606
1,000,000	PayPal Holdings, Inc., 2.650%, 10/1/26	1,058,135
		23,231,503
TOTAL CORPORATE BONDS
(Cost $67,692,698)		72,187,645

Shares or Principal Amount		Value
MUNICIPAL BONDS-2.83%
	Hawaii-1.56%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,671,280

	Ohio-1.27%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,862,329

TOTAL MUNICIPAL BONDS
(Cost $16,738,086)		17,533,609

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.35%
	Federal Farm Credit Banks Funding Corp.-1.33%
2,000,000	0.670%, 8/4/25	2,000,062

Shares or Principal Amount		Value
	Federal Farm Credit Banks Funding Corp. (Continued)
$5,725,000	2.750%, 11/6/26	$6,248,061
		8,248,123
	Federal Home Loan Banks-2.47%
10,000,000	2.875%, 6/13/25	10,881,237
2,000,000	0.580%, 9/11/25	1,965,435
2,500,000	0.850%, 10/15/27	2,434,701
		15,281,373
	Tennessee Valley Authority-0.55%
2,500,000	5.250%, 9/15/39	3,428,530

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $25,669,661)		26,958,026

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.68%
	Fannie Mae Pool-3.50%
5,502,277	3.500%, 9/1/33	5,945,962
15,201,724	2.500%, 1/1/57	15,722,944
		21,668,906
	Fannie Mae REMICS-0.18%
1,083,770	3.500%, 5/25/47	1,120,046

TOTAL MORTGAGE BACKED SECURITIES
(Cost $21,308,259)		22,788,952

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-20.37%
	U.S. Treasury Bonds-10.75%
24,000,000	2.000%, 8/15/25	25,289,063
28,000,000	2.750%, 2/15/28	30,540,781
10,000,000	2.625%, 2/15/29	10,816,406
		66,646,250
	U.S. Treasury Notes-6.46%
40,000,000	2.375%, 4/15/21	40,035,604

	United States Treasury Inflation Indexed Bonds-3.16%
18,426,800	0.625%, 4/15/23	19,604,388

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $120,445,996)		126,286,242

Shares or Principal Amount		Value
FOREIGN BONDS-1.20%
	Singapore Government Bond-1.20%
SGD 10,000,000	2.250%, 6/1/21	7,456,085

TOTAL FOREIGN BONDS
(Cost $7,408,139)		7,456,085

	Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-3.70%
	Mutual Fund-3.70%
$22,930,384	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.030%	$22,930,384

	TOTAL SHORT TERM INVESTMENTS
	(Cost $22,930,384)	22,930,384

TOTAL INVESTMENT SECURITIES-99.83%
	(Cost $519,860,183)	618,835,150
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.17%	1,073,671
	NET ASSETS-100.00%	$619,908,821

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS-95.26%
	Consumer Discretionary-12.63%
3,270	Deckers Outdoor Corp.*	$1,080,473
3,900	Helen of Troy, Ltd.*	821,574
3,300	LGI Homes, Inc.*	492,723
13,600	MDC Holdings, Inc.	807,840
3,800	Meritage Homes Corp.*	349,296
11,480	Patrick Industries, Inc.	975,800
10,200	PetMed Express, Inc.	358,785
		4,886,491

	Consumer Staples-2.45%
8,550	Central Garden & Pet Co., Class A*	443,659
7,395	Ingles Markets, Inc., Class A	455,902
2,000	Village Super Market, Inc., Class A	47,140
		946,701

	Energy-5.62%
7,500	Callon Petroleum Co.*	289,125
27,046	Devon Energy Corp.	590,955
7,600	HollyFrontier Corp.	271,928
23,500	Magnolia Oil & Gas Corp.*	269,780
9,000	Matador Resources Co.	211,050
8,000	PDC Energy, Inc.*	275,200
3,950	Renewable Energy Group, Inc.*	260,858
		2,168,896

	Financials-28.49%
18,080	American Equity Investment Life Holding Co.	570,062
3,870	American Financial Group, Inc.	441,567
16,000	Assured Guaranty, Ltd.	676,480
47,725	Chimera Investment Corp., REIT	606,108
6,500	Enova International, Inc.*	230,620
13,520	Evercore, Inc., Class A	1,781,125
77,700	First BanCorp	874,902
6,300	Green Dot Corp., Class A*	288,477
4,700	Houlihan Lokey, Inc.	312,597
55,410	Ladder Capital Corp., REIT	653,838
7,300	LPL Financial Holdings, Inc.	1,037,768
30,100	MGIC Investment Corp.	416,885
13,975	Piper Sandler Cos.	1,532,359
31,700	Radian Group, Inc.	737,025
40,575	Sixth Street Specialty Lending, Inc.	853,292
		11,013,105

	Health Care-5.86%
20,350	Innoviva, Inc.*	243,183
8,690	Integer Holdings Corp.*	800,349
8,720	National HealthCare Corp.	679,375
24,240	Tivity Health, Inc.*	541,037
		2,263,944

	Industrials-18.05%
2,300	AGCO Corp.	330,395
24,030	Boise Cascade Co.	1,437,715
18,955	Encore Wire Corp.	1,272,449
4,570	FTI Consulting, Inc.*	640,303

Shares		Value
	Industrials (continued)
2,000	Generac Holdings, Inc.*	$654,900
24,198	Hillenbrand, Inc.	1,154,487
12,200	MasTec, Inc.*	1,143,140
4,435	TriNet Group, Inc.*	345,753
		6,979,142

	Information Technology-13.94%
5,350	Avnet, Inc.	222,078
2,000	CMC Materials, Inc.	353,580
5,035	Concentrix Corp.*	753,840
5,030	Insight Enterprises, Inc.*	479,963
12,020	Nova Measuring Instruments, Ltd.*	1,093,940
13,500	PC Connection, Inc.	626,265
18,055	Super Micro Computer, Inc.*	705,228
9,000	Sykes Enterprises, Inc.*	396,720
2,535	SYNNEX Corp.	291,119
4,700	TTEC Holdings, Inc.	472,115
		5,394,848

	Materials-4.20%
23,500	Cleveland-Cliffs, Inc.	472,585
2,686	Innospec, Inc.	275,825
13,120	Schnitzer Steel Industries, Inc., Class A	548,285
7,130	Sealed Air Corp.	326,697
		1,623,392

	Real Estate-2.61%
32,500	Lexington Realty Trust, REIT	361,075
33,280	Xenia Hotels & Resorts, Inc., REIT	648,960
		1,010,035

	Utilities-1.41%
2,635	IDACORP, Inc.	263,421
5,935	Portland General Electric Co.	281,734
		545,155

TOTAL COMMON STOCKS
(Cost $24,674,864)		36,831,709

	Shares	Value
	SHORT TERM INVESTMENTS-4.59%
	Mutual Fund-4.59%
1,775,040	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.030%	1,775,040

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,775,040)	1,775,040

	TOTAL INVESTMENT SECURITIES-99.85%
	(Cost $26,449,904)	38,606,749
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.15%	56,271
	NET ASSETS-100.00%	$38,663,020

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS-97.45%
	Communication Services-1.39%
21,500	Gray Television, Inc.	$395,600
		395,600

	Consumer Discretionary-12.24%
9,456	Century Communities, Inc.*	570,386
30,210	Haverty Furniture Cos., Inc.	1,123,510
10,862	M/I Homes, Inc.*	641,618
13,532	Patrick Industries, Inc.	1,150,220
		3,485,734

	Consumer Staples-7.44%
13,108	Central Garden & Pet Co., Class A*	680,174
19,230	Ingles Markets, Inc., Class A	1,185,529
12,364	Rite Aid Corp.*	252,967
		2,118,670

	Energy-4.91%
4,380	Bonanza Creek Energy, Inc.*	156,497
28,710	Contango Oil & Gas Co.*	111,969
9,250	DMC Global, Inc.	501,905
19,032	Dorian LPG, Ltd.*	249,890
4,292	Laredo Petroleum, Inc.*	129,018
1,850	Renewable Energy Group, Inc.*	122,174
10,506	US Silica Holdings, Inc.	129,119
		1,400,572

	Financials-22.13%
26,746	Donnelley Financial Solutions, Inc.*	744,341
48,590	Enova International, Inc.*	1,723,973
9,320	Federal Agricultural Mortgage Corp., Class C	938,710
17,136	Merchants Bancorp	718,684
5,646	Nelnet, Inc., Class A	410,690
25,456	OFG Bancorp	575,815
10,830	Piper Sandler Cos.	1,187,510
		6,299,723

	Health Care-13.62%
40,082	Innoviva, Inc.*	478,980
6,396	Integer Holdings Corp.*	589,072
14,209	PetIQ, Inc.*	501,009
19,790	R1 RCM, Inc.*	488,417
6,836	Semler Scientific, Inc.*	734,870
6,786	Simulations Plus, Inc.	429,147
43,517	Vanda Pharmaceuticals, Inc.*	653,625
		3,875,120

	Industrials-16.99%
102,175	ACCO Brands Corp.	862,357

Shares		Value
	Industrials (continued)
13,035	ArcBest Corp.	$917,273
5,000	Boise Cascade Co.	299,150
27,900	CAI International, Inc.	1,270,008
22,572	Infrastructure and Energy Alternatives, Inc.*	367,924
3,928	Northwest Pipe Co.*	131,274
18,530	Vectrus, Inc.*	990,243
		4,838,229

	Information Technology-11.15%
2,300	ePlus, Inc.*	229,172
9,746	Insight Enterprises, Inc.*	929,963
12,743	Nova Measuring Instruments, Ltd.*	1,159,740
12,184	PC Connection, Inc.	565,216
6,500	Sykes Enterprises, Inc.*	286,520
		3,170,611

	Materials-5.06%
4,000	Innospec, Inc.	410,760
18,045	Schnitzer Steel Industries, Inc., Class A	754,101
2,070	United States Lime & Minerals, Inc.	276,780
		1,441,641

	Real Estate-1.79%
14,098	Monmouth Real Estate Investment Corp., REIT	249,394
4,900	PotlatchDeltic Corp., REIT	259,308
		508,702

	Utilities-0.73%
7,332	Clearway Energy, Inc.	206,322
		206,322

TOTAL COMMON STOCKS
(Cost $18,262,090)		27,740,924

	Shares	Value
	SHORT TERM INVESTMENTS-2.67%
	Mutual Fund-2.67%
760,806	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.030%	760,806

	TOTAL SHORT TERM INVESTMENTS
	(Cost $760,806)	760,806

	TOTAL INVESTMENT SECURITIES-100.12%
	(Cost $19,022,896)	28,501,730
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.12)%	(33,756)
	NET ASSETS-100.00%	$28,467,974

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-73.52%
	Communication Services-5.22%
200	Alphabet, Inc., Class A*	$412,504
6,160	Comcast Corp., Class A	333,318
3,825	NetEase, Inc., ADR	394,970
1,000	T-Mobile US, Inc.*	125,290
		1,266,082

	Consumer Discretionary-10.13%
100	Amazon.com, Inc.*	309,408
2,190	Best Buy Co., Inc.	251,434
90	Chipotle Mexican Grill, Inc.*	127,874
710	Deckers Outdoor Corp.*	234,598
1,450	Home Depot, Inc.	442,612
4,650	Invesco Dynamic Leisure and Entertainment ETF	213,760
1,000	LGI Homes, Inc.*	149,310
970	McDonald's Corp.	217,416
1,355	Target Corp.	268,385
1,390	Tractor Supply Co.	246,141
		2,460,938

	Consumer Staples-3.52%
5,810	Central Garden & Pet Co., Class A*	301,481
2,240	Procter & Gamble Co.	303,363
1,840	Walmart, Inc.	249,927
		854,771

	Energy-3.85%
1,325	Chevron Corp.	138,847
4,365	EOG Resources, Inc.	316,593
1,535	Pioneer Natural Resources Co.	243,789
3,600	Renewable Energy Group, Inc.*	237,744
		936,973

	Exchange Traded Funds-3.90%
11,255	iShares® Gold Trust*	183,006
5,600	iShares® MSCI Emerging Markets ETF	298,704
1,050	iShares® Russell 2000® ETF	231,987
1,460	iShares® Russell 2000 Value ETF	232,826
		946,523

	Financials-9.31%
335	BlackRock, Inc.	252,577
7,830	Enova International, Inc.*	277,808
8,255	Fifth Third Bancorp	309,150
855	Goldman Sachs Group, Inc.	279,585
2,000	JPMorgan Chase & Co.	304,460
2,430	LPL Financial Holdings, Inc.	345,449
11,385	Regions Financial Corp.	235,214
525	SVB Financial Group*	259,172
		2,263,415

	Health Care-8.07%
3,015	Abbott Laboratories	361,318
998	Anthem, Inc.	358,232
4,000	ARK Genomic Revolution ETF	354,920

Shares or Principal Amount		Value
	Health Care (continued)
1,295	Johnson & Johnson	$212,833
3,220	Pfizer, Inc.	116,661
2,850	Simulations Plus, Inc.	180,234
325	UnitedHealth Group, Inc.	120,923
399	Viatris, Inc.*	5,574
1,595	Zoetis, Inc.	251,181
		1,961,876

	Industrials-9.32%
2,850	AGCO Corp.	409,402
1,620	Caterpillar, Inc.	375,629
1,045	Deere & Co.	390,976
495	Generac Holdings, Inc.*	162,088
575	Lockheed Martin Corp.	212,463
3,310	MasTec, Inc.*	310,147
1,220	United Rentals, Inc.*	401,758
		2,262,463

	Information Technology-14.57%
3,975	Apple, Inc.	485,546
777	ASML Holding NV	479,689
1,900	Cadence Design Systems, Inc.*	260,281
800	Lam Research Corp.	476,192
3,650	Logitech International SA	381,425
735	Mastercard, Inc., Class A	261,697
1,530	Microsoft Corp.	360,728
600	NVIDIA Corp.	320,358
1,600	PayPal Holdings, Inc.*	388,544
1,075	SYNNEX Corp.	123,453
		3,537,913

	Materials-3.03%
1,310	Avery Dennison Corp.	240,581
4,960	CF Industries Holdings, Inc.	225,085
4,475	Newmont Mining Corp.	269,708
		735,374

	Real Estate-0.93%
1,600	Digital Realty Trust, Inc., REIT	225,344
		225,344

	Utilities-1.67%
1,750	Invesco WilderHill Clean Energy ETF	172,182
6,155	NRG Energy, Inc.	232,228
		404,410

TOTAL COMMON STOCKS
(Cost $14,027,946)		17,856,082

Shares or Principal Amount		Value
CORPORATE BONDS-9.40%
	Consumer Discretionary-2.06%
$500,000	Starbucks Corp., 2.550%, 11/15/30	500,991

	Exchange Traded Funds-3.67%
4,500	iShares® Convertible Bond ETF	441,990
5,375	SPDR® Bloomberg Barclays Convertible Securities ETF	448,006
		889,996
	Financials-1.53%
250,000	Citigroup, Inc., 3.875%, 3/26/25	272,431

Shares or Principal Amount		Value
	Financials (continued)
$100,000	Wells Fargo & Co., 2.000%, 5/15/25	$98,719
		371,150
	Health Care-0.99%
250,000	AstraZeneca PLC, 0.700%, 4/8/26	240,782

	Industrials-0.21%
50,000	General Electric Co., 2.700%, 10/9/22	51,703

	Information Technology-0.94%
250,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	229,032

TOTAL CORPORATE BONDS
(Cost $2,072,977)		2,283,654

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.08%
	Federal Farm Credit Banks Funding Corp.-2.06%
500,000	0.670%, 8/4/25	500,016

	Federal National Mortgage Association-2.02%
500,000	0.560%, 10/22/25	492,087

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $1,000,000)		992,103

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-8.04%
	U.S. Treasury Bonds-3.34%
750,000	2.625%, 2/15/29	811,231

	U.S. Treasury Notes-3.12%
250,000	0.250%, 3/15/24	249,336
500,000	1.125%, 2/28/25	509,414
		758,750
	United States Treasury Inflation Indexed Bonds-1.58%
377,146	0.625%, 7/15/21	383,265

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,921,562)		1,953,246

	Shares or Principal Amount	Value
	SHORT TERM INVESTMENTS-4.95%
	Mutual Fund-4.95%
1,201,661	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.030%	1,201,661

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,201,661)	1,201,661

	TOTAL INVESTMENT SECURITIES-99.99%
	(Cost $20,224,146)	24,286,746
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.01%	1,258
	NET ASSETS-100.00%	$24,288,004

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2021 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2021 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$322,694,207	$–	$–	$322,694,207
Corporate Bonds	6,020,000	66,167,645	–	72,187,645
Municipal Bonds	–	17,533,609	–	17,533,609
U.S. Government Agencies	–	26,958,026	–	26,958,026
Mortgage Backed Securities	–	22,788,952	–	22,788,952
U.S. Treasury Bonds & Notes	126,286,242	–	–	126,286,242
Foreign Bonds	–	7,456,085	–	7,456,085
Short Term Investments	22,930,384	–	–	22,930,384
Total	$477,930,833	$140,904,317	$–	$618,835,150

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$36,831,709	$–	$–	$36,831,709
Short Term Investments	1,775,040	–	–	1,775,040
Total	$38,606,749	$–	$–	$38,606,749

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,740,924	$–	$–	$27,740,924
Short Term Investments	760,806	–	–	760,806
Total	$28,501,730	$–	$–	$28,501,730

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,856,082	$–	$–	$17,856,082
Corporate Bonds	889,996	1,393,658	–	2,283,654
U.S. Government Agencies	–	992,103	–	992,103
U.S. Treasury Bonds & Notes	1,953,246	–	–	1,953,246
Short Term Investments	1,201,661	–	–	1,201,661
Total	$21,900,985	$2,385,761	$–	$24,286,746

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2021, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2021 (Unaudited)

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2021, the James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Micro Cap Fund utilized their line of credit. The average amount of borrowings was $180,000 over 1 day with a weighted-average interest rate of 3.25% for the James Balanced: Golden Rainbow Fund. The average amount of borrowings was $196,000 over 2 days with a weighted-average interest rate of 3.25% for the James Small Cap Fund. The average amount of borrowings was $212,000 over 1 day with a weighted-average interest rate of 3.25% for the James Micro Cap Fund. During the nine months ended March 31, 2021, the James Aggressive Allocation Fund did not utilize the line of credit. Interest on funded and unfunded loans was $16 for the James Balanced: Golden Rainbow Fund, $35 for the James Small Cap Fund and $19 for the James Micro Cap Fund for the nine month period ended March 31, 2021. Each Fund’s line of credit agreement expired on July 8, 2020 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$ 35,000,000	Prime Rate*	July 7, 2021
James Small Cap Fund	$ 1,250,000	Prime Rate*	July 7, 2021
James Micro Cap Fund	$ 750,000	Prime Rate*	July 7, 2021
James Aggressive Allocation Fund	$ 500,000	Prime Rate*	July 7, 2021

*	The rate at which the Bank announces its prime lending rate.